Share-based Payments - Issuance of Restricted Shares (Detail) shares in Thousands	May 10, 2016 shares $ / shares	Jul. 21, 2015 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of share based payments other than equity instrument [line items]
Grant date	May 10,2016	July 21,2015
July 21, 2015 [member]
Disclosure of share based payments other than equity instrument [line items]
Number of shares returned due to employee resignation				(256)
May 10, 2016 [member]
Disclosure of share based payments other than equity instrument [line items]
Number of shares returned due to employee resignation			(25)	(116)
Restricted shares award agreement [member] | July 21, 2015 [member]
Disclosure of share based payments other than equity instrument [line items]
Type of arrangement		Restricted shares award agreement
Share price on grant date | $ / shares		$ 36.1
Number of shares		15,752
Contract period		3 years
Vesting condition		Meet service and performance conditions
Restricted shares award agreement [member] | May 10, 2016 [member]
Disclosure of share based payments other than equity instrument [line items]
Type of arrangement	Restricted shares award agreement
Share price on grant date | $ / shares	$ 30.6
Number of shares	1,548
Contract period	3 years
Vesting condition	Meet service and performance conditions